SUBSEQUENT EVENTS (Details Narrative) - USD ($)							12 Months Ended
	Mar. 23, 2023	Feb. 02, 2023	Jan. 31, 2023	Jan. 12, 2023	Jan. 03, 2023	Oct. 28, 2022	Dec. 31, 2022	May 12, 2023	Mar. 31, 2023	Dec. 09, 2022	Aug. 09, 2022	Dec. 31, 2021	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Debt instrument, conversion price							$ 0.06585
Common stock, shares issued							534,571					102,759
Repayment of convertible debt							$ 1,408,364
Net debt balance							$ 4,406,758					$ 17,189,106
Warrant, exercise price							$ 16.80			$ 16.80	$ 170.04		$ 1,831.20	$ 1,831.20
Warrants exercisable										549,987	19,447		3,008	1,504	4,608	78,751
Warrant term										5 years					3 years
Stockholders equity reverse stock split						1-for-20 reverse split
Warrant [Member]
Subsequent Event [Line Items]
Warrant, exercise price										$ 16.80
Warrants exercisable										549,987
Subsequent Event [Member]
Subsequent Event [Line Items]
Net debt balance				$ 600,000
Sale of stock number of shares issued in transaction		297,619
Sale of stock price per share		$ 10.08
Sale of stock consideration received per transaction		$ 3,000,000.0
Sale of stock transaction date		Feb. 06, 2023
Warrant, exercise price		$ 12.60
Warrants exercisable		297,619
Warrants issued		20,832
Warrant term		5 years
Stockholders equity reverse stock split	On March 23, 2023, at a special meeting of stockholders, the Company’s stockholders approved a proposal to authorize the Company’s Board of Directors to complete a reverse stock split at a ratio of not less than one-for-five and not more than one-for-twelve. On March 31, 2023, the Company completed a one-for-twelve reverse split of its outstanding common stock
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant, exercise price		$ 8.58
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock voting rights			the Board of Directors declared a dividend of 0.012 of a share of Series A Preferred Stock, par value $0.0001 per share, for each outstanding share of the Company’s common stock to stockholders of record on February 13, 2023. Each full share of the Series A Preferred Stock entitles holders to 1,000,000 votes per share with respect to the reverse stock split proposal and the adjournment proposal at the Company’s special meeting of stockholders on March 23, 2023. The Series A Preferred Stock has no dividend rights and is subject to full redemption following the effectiveness of a reverse stock split. The Series A Preferred Stock was registered through a Certificate of Designation filed with the State of Delaware on February 1, 2023.
Subsequent Event [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Common stock, shares issued									400,000
Repayment of convertible debt				3,100,000
Repayments of notes payable				$ 400,000
Subsequent Event [Member] | Letter Agreement [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Debt instrument, conversion price				$ 24.072				$ 9.0144
GEM Yield Bahamas Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period shares					44,444
Stock repurchased during period value					$ 400,000